Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current:
Accrued payroll	$ 89,324	$ 106,177
Other liabilities	6,982	7,125
Deferred Income Loyalty Program	6,821	1,582
Phantom RSU award liability	5,239	19,165
Accrued expenses	4,893	8,438
Accrued payroll and other liabilities, current	113,259	142,487
Non-current:
Phantom RSU award liability	3,900	7,528
Security deposits	6,801	7,343
Accrued payroll and other liabilities, non-current	20,928	27,513
Initial franchise fees
Non-current:
Deferred income	5,015	5,835
Excluding franchise, initial fees
Non-current:
Deferred income	$ 5,212	$ 6,807